Financial Instruments	6 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
Financial Instruments

13.       Financial Instruments

(a) Interest rate risk: The Company is subject to interest rate risk associated with changing interest rates with respect to its variable interest rate term loans and financial liabilities as described in Notes 7, 8 and 9.

(b) Concentration of credit risk: Financial instruments consists principally of cash, trade accounts receivable, long-term receivable and derivatives. The Company places its temporary cash investments, consisting mostly of deposits, primarily with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk. The Company limits the exposure of non-performance by counterparties to derivative instruments by diversifying among counterparties with high credit ratings and performing periodic evaluations of the relative credit standing of the counterparties. The Company performs relevant enquiries on a periodic basis to assess the recoverability of the long-term receivable related to seller’s credits under sale and leaseback transactions and estimates that the amount presented on the accompanying consolidated balance sheet approximates the amount that is expected to be received by the Company at the end of the non-cancellable lease period.

(c) Fair value: The carrying amounts reflected in the accompanying interim consolidated balance sheets of cash and cash equivalents, restricted cash, trade receivables, margin deposits, accounts payable and due from/to related parties, approximate their respective fair values due to the short maturity of these instruments. The fair value of long-term bank loans and other financial liabilities with variable interest rates approximates the recorded values, generally due to their variable interest rates. The carrying value of the long-term receivable related to seller’s credits under sale and leaseback transactions approximates its fair value.

The fair values of the interest rate swap agreements and bunker swap agreements discussed in Note 8 above, are determined through Level 2 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and are derived principally from or corroborated by observable market data, interest rates, yield curves and other items that allow value to be determined.

The estimated fair values of the Company’s financial instruments, other than derivatives as of June 30, 2023, and December 31, 2022, are as follows:

	Carrying Amount June 30, 2023	Fair Value June 30, 2023	Carrying Amount December 31, 2022	Fair Value December 31, 2022
Financial assets (liabilities)
Cash and cash equivalents	529,217	529,217	304,367	304,367
Restricted cash	4,877	4,877	5,072	5,072
Margin deposits	4,270	4,270	4,270	4,270
Long-term receivable	23,558	23,558	23,307	23,307
Redemption of Series D Preferred Shares	(87,927)	(87,927)	—	—
Debt and other financial liabilities	(1,548,196)	(1,548,196)	(1,587,582)	(1,587,582)

The Company does not offset fair value amounts recognized for derivatives by the right to reclaim cash collateral or the obligation to return cash collateral. The amount of collateral to be posted is defined in the terms of respective master agreement executed with counterparties or exchanges and is required when agreed upon threshold limits are exceeded. As of June 30, 2023, the Company deposited cash collateral related to its derivative instruments under its collateral security arrangements of $4,270 ($4,270 as of December 31, 2022), which is recorded within margin deposits in the consolidated balance sheets.

Tabular Disclosure of Derivatives Location

Derivatives are recorded in the consolidated balance sheet on a net basis by counterparty when a legal right of set-off exists. The following tables present information with respect to the fair values of derivatives reflected in the consolidated balance sheet on a gross basis by transaction. The tables also present information with respect to gains and losses on derivative positions reflected in the consolidated statements of comprehensive income or in the consolidated balance sheets, as a component of accumulated other comprehensive income.

		Asset Derivatives		Liability Derivatives
		June 30, 2023	December 31,2022	June 30, 2023	December 31, 2022
	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	—	193	—	—
	Financial instruments - Fair value, net of current portion	—	—	—	5
Subtotal		—	193	—	5
Derivatives not designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	854	—	—	—
	Financial instruments - Fair value, net of current portion	—	—	178	—
Bunker swaps	Current portion of financial instruments - Fair value	58	—	61	—
Subtotal		912	—	239	—
Total derivatives		912	193	239	5

Derivatives - Net effect on the consolidated statements of comprehensive income

	Gain (Loss) Recognized in Accumulated Other Comprehensive Income on Derivative (Effective Portion)
Derivative	Amount Three months ended June 30,		Amount Six months ended June 30,
	2023	2022	2023	2022
Interest rate swaps	—	7,376	(132)	26,037
Reclassification due to de-designations to interest and finance costs, net	(1,313)	(2,623)	(2,611)	(4,959)
Reclassification to depreciation expense	123	49	115	98
Total	(1,190)	4,802	2,628	21,176

Derivatives – Net effect on the consolidated statement of comprehensive income

		Net Realized and Unrealized Gain (Loss) recognized on Statement of Other Comprehensive Income
Derivative	Location	Amount Three months ended June 30,		Amount Six months ended June 30,
		2023	2022	2023	2022
Interest rate swaps	Interest and finance costs, net	1,046	561	676	561
Bunker swaps	Interest and finance costs, net	(3)	—	(3)	7,923
Total		1,043	561	673	8,484

The following tables summarize the fair values for assets and liabilities measured on a recurring basis as of June 30, 2023, and December 31, 2022, using Level 2 inputs (significant other observable inputs):

Recurring measurements:	June 30, 2023	December 31, 2022
Interest rate swaps	676	188
Bunker swaps	(3)	—
Total	673	188